Income Taxes (Tables)	12 Months Ended
Jan. 02, 2016
Income Tax Disclosure [Abstract]
Income Tax (Benefit) Provision

The Income tax provision for the last three fiscal years consisted of the following (in thousands):

	2015	2014	2013
Current:
Federal	$5,307	$(146)	$(64)
State	1,722	311	283

Current Income tax provision	7,029	165	219

Deferred:
Federal	15,117	34,168	28,824
State	2,489	1,635	779

Deferred Income tax provision	17,606	35,803	29,603

Total Income tax provision	$24,635	$35,968	$29,822

Reconciliation of (Benefit) Provision for Income Taxes from Continuing Operations

The reconciliation of the provisions for income taxes from continuing operations at the U.S. federal statutory income tax rate of 35% to the Company’s income taxes for the last three fiscal is shown below (in thousands). Certain prior period amounts were reclassified to conform to the current period presentation.

	2015	2014	2013
Federal income tax benefit computed at statutory rate	$67,254	$(12,931)	$(9,585)
State income taxes—net of federal income tax benefit	2,776	(1,532)	(2,415)
Stock-based compensation	438	131	5,342
Non-deductible expenses	2,911	2,592	2,153
Change in the valuation allowance for deferred tax assets	(47,531)	54,571	32,445
Net operating loss expirations	1,860	2,019	1,653
Tax credits	—	(8,179)	—
Change in unrecognized tax benefit reserve and liability	(1,946)	(1,003)	158
Other	(1,127)	300	71

Total Income tax provision	$24,635	$35,968	$29,822

Significant Deferred Tax Assets and Liabilities

Temporary differences and carryforwards that created significant deferred tax assets and liabilities were as follows (in thousands):

	January 2, 2016	December 27, 2014
Deferred tax assets:
Allowance for doubtful accounts	$9,368	$10,794
Accrued employee benefits	33,232	30,689
Restructuring reserves	52,548	29,500
Workers’ compensation, general liability and auto liabilities	64,936	62,493
Deferred income	211	539
Deferred financing costs	7,751	9,466
Pension liability	33,576	72,747
Net operating loss carryforwards	129,973	217,960
Other accrued expenses	25,941	25,300

Total gross deferred tax assets	357,536	459,488
Less valuation allowance	(151,792)	(232,163)

Total net deferred tax assets	205,744	227,325

Deferred tax liabilities:
Property and equipment	(152,181)	(152,622)
Inventories	(22,057)	(17,166)
Intangibles	(487,300)	(487,935)

Total deferred tax liabilities	(661,538)	(657,723)

Net deferred tax liability	$(455,794)	$(430,398)

Net Deferred Tax Liability in Balance Sheet

The net deferred tax liability presented in the Consolidated Balance Sheets was as follows (in thousands). The balance for the year ending January 2, 2016 is presented pursuant to ASU No. 2015-17, which requires that deferred income tax liabilities and assets be classified as noncurrent in a classified statement of financial position.

	January 2, 2016	December 27 2014
Current deferred tax liability	$—	$(10,079)
Noncurrent deferred tax liability	(455,794)	(420,319)

Net deferred tax liability	$(455,794)	$(430,398)

Net Operating Loss Carryforwards Expire	The Company’s net operating loss carryforwards expire as follows (in millions):

	Federal	State	Total
2016-2020	$—	$14	$14
2021-2025	—	43	43
2026-2030	14	19	33
2031-2035	33	7	40

	$47	$83	$130

Summary of Activity in Valuation Allowance

A summary of the activity in the valuation allowance for the last three fiscal years is as follows (in thousands):

	2015	2014	2013
Balance at beginning of period	$232,163	$117,227	$128,844
Charged to expense	(47,531)	54,571	32,445
Other comprehensive income	(32,484)	60,340	(43,079)
Other	(356)	25	(983)

Balance at end of period	$151,792	$232,163	$117,227

Reconciliation of Unrecognized Tax Benefits

Reconciliation of the beginning and ending amount of unrecognized tax benefits as of fiscal years 2015, 2014, and 2013 was as follows (in thousands):

Balance at December 29, 2012	$59,627
Gross increases due to positions taken in prior years	46
Gross increases due to positions taken in current year	76
Decreases due to lapses of statute of limitations	(207)
Decreases due to changes in tax rates	(251)

Balance at December 28, 2013	59,291
Gross decreases due to positions taken in prior years	(11,392)
Gross increases due to positions taken in current year	63
Decreases due to lapses of statute of limitations	(362)
Decreases due to changes in tax rates	(1,016)

Balance at December 27, 2014	46,584
Gross decreases due to positions taken in prior years	(4,856)
Gross increases due to positions taken in current year	—
Decreases due to lapses of statute of limitations	(15)
Increases due to changes in tax rates	92
Positions assumed in business acquisition	3,279

Balance at January 2, 2016	$45,084